SCHWAB STRATEGIC TRUST

Schwab 1000 Index® ETF
(the fund)
Supplement dated April 1, 2025, to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.
Effective March 31, 2025, the sponsorship of the Schwab 1000 Index changed from Charles Schwab & Co., Inc. to Charles Schwab Investment Management, Inc. As such, effective immediately, the following changes will occur:
1.
Statutory Prospectus

a. Under “Schwab 1000 Index ETF” under “Index” in the “Fund Details” section: the third paragraph is deleted and replaced in its entirety with the following:
The Schwab 1000 Index was developed by Charles Schwab & Co., Inc. (Schwab) and is maintained by Charles Schwab Investment Management, Inc., dba Schwab Asset Management (investment adviser). The investment adviser and Schwab are separate but affiliated companies and subsidiaries of The Charles Schwab Corporation. In constructing the index, the investment adviser has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the index (index calculation agent). The investment adviser reviews and, as necessary, revises the list of companies whose securities are included in the index, usually annually. The index undergoes a quarterly rebalance to reflect outstanding share changes of the existing index constituents. The investment adviser has entered into an agreement with the fund pursuant to which the investment adviser has granted a license for the index to the fund at no cost to the fund. For more information on the index, including information on the index calculation agent, please refer to the SAI.
b. Under “Index Provider” in the “Additional Information” section: the second paragraph is deleted and replaced in its entirety with the following:
The Schwab 1000 Index is the property of the investment adviser, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Schwab 1000 Index. The Schwab 1000 Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Schwab 1000 Index.
c. Under “Disclaimers” in the “Additional Information” section: the second and third paragraphs are deleted and replaced in their entirety with the following:
“Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices LLC and have been licensed to the investment adviser for use by the Schwab 1000 Index® ETF. S&P® is a registered trademark of Standard &Poor’s Financial Services LLC. Schwab 1000 Index ETF which is based on the Schwab 1000 Index is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC. S&P Dow Jones Indices LLC does not make any representation or warranty, express or implied, to the owners of Schwab 1000 Index ETF or any member of the public regarding the advisability of investing in securities generally or in the Schwab 1000 Index or Schwab 1000 Index ETF particularly or the ability of the Schwab 1000 Index or Schwab 1000 Index ETF to track general market performance. S&P Dow Jones Indices LLC’s only relationship to the investment adviser with respect to the Schwab 1000 Index is the licensing of the S&P Global BMI Index, certain trademarks, service marks and trade names of S&P Dow Jones Indices LLC, and the provision of the calculation services on behalf of the investment adviser related to the Schwab 1000 Index without regard to the investment adviser or Schwab 1000 Index ETF. S&P Dow Jones Indices LLC is not responsible for and has not participated in the creation of Schwab 1000 Index ETF, the determination of the prices and amount of Schwab 1000 Index ETF or the timing of the issuance or sale of Schwab 1000 Index ETF or in the determination or calculation of the equation by which Schwab 1000 Index ETF may be converted into cash or other redemption mechanics. S&P Dow Jones Indices LLC has no obligation or liability in connection with the administration, marketing or trading of Schwab 1000 Index ETF. There is no assurance that investment products based on the Schwab 1000 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion or exclusion of a security within the Schwab 1000 Index is not a recommendation by S&P Dow Jones Indices LLC to buy, sell, or hold such security, nor is it investment advice. S&P Dow Jones Indices LLC does not act nor shall be deemed to be acting as a fiduciary in providing the S&P Global BMI Index.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDICES OR THE SCHWAB 1000 INDEX, INTELLECTUAL PROPERTY, SOFTWARE, OR ANY DATA RELATED THERETO, OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, OR AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDICES AND THE SCHWAB 1000 INDEX, INTELLECTUAL PROPERTY, SOFTWARE, OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES ENTITIES, THE INVESTMENT ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES ENTITIES.
2.
SAI

a. Under “Description of Indices” in the “Investment Objectives, Strategies, Risks and Limitations” section: paragraphs two through six are deleted and replaced in their entirety with the following:
The Schwab 1000 Index ETF’s index, the Schwab 1000 Index, was developed by Charles Schwab & Co., Inc. (Schwab) and is maintained by Charles Schwab Investment Management, Inc., dba Schwab Asset Management (investment adviser). The investment adviser and Schwab are separate but affiliated companies and subsidiaries of The Charles Schwab Corporation. In constructing the Schwab 1000 Index, the investment adviser has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the index. The investment adviser has entered into an agreement with the fund pursuant to which the investment adviser has granted a license for the index to the fund at no cost to the fund.
To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an “operating company” (i.e., not an investment company) or real estate investment trust incorporated in the United States, its territories or possessions (depending on business demographics, exceptions may apply for certain companies incorporated offshore); (2) a liquid market for its common shares must exist on a U.S.exchange; and (3) its market value must place it among the top 1,000 such companies as measured by full float market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.
The investment adviser reviews and, as necessary, revises the list of companies whose securities are included in the Schwab 1000 Index, usually annually. The Schwab 1000 Index undergoes a quarterly rebalance to reflect outstanding share changes of the existing constituents. Companies known by the investment adviser to meet or no longer meet the inclusion criteria may be added or deleted as appropriate. The investment adviser also will modify the index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, stock swaps, spinoffs or bankruptcy filings made because of a company’s inability to continue operating as a going concern). As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
A particular stock’s weighting in the Schwab 1000 Index is based on its relative total float-adjusted market value (i.e., its market price per sharetimes the number of free-float shares outstanding), divided by the total float-adjusted market capitalization of the index.
The investment adviser may change the Schwab 1000 Index inclusion criteria if it determines that doing so would cause the index to be more representative of the domestic equity market. The Board may select another index for the Schwab 1000 Index ETF should it decide that taking such action would be in the best interest of the fund’s shareholders.
b. Under “Index Providers and Disclaimers” in the “Investment Objectives, Strategies, Risks and Limitations” section: paragraphs two, four, and five are deleted and replaced in their entirety with the following:
The Schwab 1000 Index is the property of the investment adviser, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Schwab 1000 Index. The Schwab 1000 Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, S&P Dow JonesIndices). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Schwab 1000 Index
“Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices LLC and have been licensed to the investment adviser for use by the Schwab 1000 Index® ETF. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC. Schwab 1000 Index ETF which is based on the Schwab 1000 Index is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC. S&P Dow Jones Indices LLC does not make any representation or warranty, express or implied, to the owners of Schwab 1000 Index ETF or any member of the public regarding the advisability of investing in securities generally or in the Schwab 1000 Index or Schwab 1000 Index ETF particularly or the ability of the Schwab 1000 Index or

Schwab 1000 Index ETF to track general market performance. S&P Dow Jones Indices LLC’s only relationship to the investment adviser with respect to the Schwab 1000 Index is the licensing of the S&P Global BMI Index, certain trademarks, service marks and trade names of S&P Dow Jones Indices LLC, and the provision of the calculation services on behalf of the investment adviser related to the Schwab 1000 Index without regard to the investment adviser or Schwab 1000 Index ETF. S&P Dow Jones Indices LLC is not responsible for and has not participated in the creation of Schwab 1000 Index ETF, the determination of the prices and amount of Schwab 1000 Index ETF or the timing of the issuance or sale of Schwab 1000 Index ETF or in the determination or calculation of the equation by which Schwab 1000 Index ETF may be converted into cash or other redemption mechanics. S&P Dow Jones Indices LLC has no obligation or liability in connection with the administration, marketing or trading of Schwab 1000 Index ETF. There is no assurance that investment products based on the Schwab 1000 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion or exclusion of a security within the Schwab 1000 Index is not a recommendation by S&P Dow Jones Indices LLC to buy, sell, or hold such security, nor is it investment advice. S&P Dow Jones Indices LLC does not act nor shall be deemed to be acting as a fiduciary in providing the S&P Global BMI Index.
S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDICES OR THE SCHWAB 1000 INDEX, INTELLECTUAL PROPERTY, SOFTWARE, OR ANY DATA RELATED THERETO, OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, OR AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDICES AND THE SCHWAB 1000 INDEX, INTELLECTUAL PROPERTY, SOFTWARE, OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES ENTITIES, THE INVESTMENT ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES ENTITIES.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG127371-00 (04/25)
00313205